Financial instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial instruments
27.	Financial instruments

(i)	Risk management

The Group’s activities expose it to a variety of financial risks: credit risk, market risk (including foreign exchange risk, cash flow or fair value interest rate risk, and price risk), liquidity risk and fraud risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. The Group uses derivative financial instruments to mitigate certain risk exposures. It is the Group’s policy that no trading in derivatives for speculative purposes may be undertaken.

Risk management is carried out by a central treasury department (“Group treasury”) under policies approved by the Board of Directors. Group treasury identifies, evaluates and hedges financial risks in closeco-operation with the Group’s operating units. The Board provides written principles for overall risk management, as well as written policies covering specific areas, such as foreign exchange risk, interest rate risk, credit risk, anti-fraud, use of derivative financial instruments and non-derivative financial instruments, and investment of surplus liquidity.

a)	Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. Credit risk arises from the groups exposures to third parties, including cash and cash equivalents, derivative financial instruments and deposits with banks and other financial institutions, as well as from its operating activities, primarily related to accounts receivable from financial institutions licensed by card companies, including outstanding receivables and commitments.

The carrying amount of financial assets represents the maximum credit exposure.

Financial instruments and cash deposits

Credit risk from balances with banks and financial institutions is managed by the Group’s treasury department in accordance with the Group’s policy. Investments of surplus funds and use of derivative instruments are only conducted with carefully selected financial institutions.

Accounts receivable from card issuers

The Group, in accordance with the rules established by payment scheme networks, have instruments to mitigate the risks of accounts receivable from financial institutions licensed by card companies. The Group’s receivables from card issuers are backed by requirements on card issuers to maintain guarantees—collateral or bank—considering the credit risk of the issuer, sales volume and the residual risk of default of cardholders. This requirement is mandatory for all issuers determined to have credit risk and the amounts are reviewed periodically by the card companies and the Group. To-date, the Group has not incurred losses from card issuer receivables.

b)	Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises mainly two types of risk: interest rate risk and currency risk. Financial instruments affected by market risk include loans and borrowings, deposits and derivative financial instruments.

Interest rate risk

This risk arises from the possibility of the Group incurring losses due to fluctuations in interest rates in respect of fair value of future cash flows of a financial instrument.

The Group’s interest rate risk arises mainly from short-term investments and long-term borrowings. Short-term investments contracted in Brazilian reais are mainly exposed to changes in the CDI rate. Borrowings are mainly exposed to interest rate fluctuations in the CDI and rates that are determined by Brazilian Central Bank.

Interest rate sensitivity

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument fluctuates due to changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates arises primarily from short-term investments and long-term borrowings subject in each case to variable interest rates, principally the CDI rate.

The Group conducted a sensitivity analysis of the interest rate risks to which the financial instruments are exposed as of December 31, 2018. For this analysis, the Group adopted as a probable scenario for the future interest rates of 6.50% for the CDI rate. As a result, financial income (with respect to short-term investments) and financial expense, net (with respect to long-term borrowings) would be impacted as follows:

Transactions	Interest rate risk	Book value	Reasonably possible change in basis points	Impact on profit or loss before tax	Impact on pre-tax equity
Short-term investments	CDI variation	2,434,089	10	2,456	2,456
Loans and financing	CDI variation	(758,810)	10	(782)	(782)
Obligations to FIDC senior quota holders	CDI variation	(2,074,571)	10	(2,217)	(2,217)

				(543)	(543)

Foreign currency risk

The Group’s assets and liabilities that are exposed to foreign currency exchange rate risk are primarily denominated in U.S. dollars and Euros. To partially offset the Group’s risk of any depreciation of the Brazilian real against the U.S. dollar and Euro, from time to time the Group may enter into derivative contracts. The Group’s foreign currency exposure gives rise to minimum market risks associated with exchange rate movements.

As the Group’s borrowings are denominated in Brazilian reais, there is no significant exposure to currency risk. Other liabilities denominated in U.S. dollars are related to other accounts payable by subsidiaries located in the United States.

The Group has accounts receivable denominated in U.S. dollars derived from transactions with credit cards issued abroad and captured at accredited establishments in Brazil, which are settled at issuing banks abroad through card companies, but without significant exchange risk.

The Group also has certain investments in foreign operations, denominated in currencies other than Group’s functional currency, and whose net assets are exposed to foreign currency translation risk.

As of December 31, 2018 there were foreign currency non-deliverable forwards, accounted for as derivative financial instruments and measure at fair value through profit or loss.

Foreign currency sensitivity

The following tables demonstrate the sensitivity to a reasonably possible change in U.S. dollar and Euro exchange rates, with all other variables held constant. The impact on the Group’s profit before tax is due to changes in the fair value of monetary assets and liabilities including non-designated foreign currency derivatives. The impact on the Group’s pre-tax equity is due to changes in the fair value of forward exchange contracts (NDFs).

Exposed financial position	Denomination currency	Book value	Reasonably possible change	Impact on profit or loss before tax	Impact on pre-tax equity
Cash and cash equivalents - Deposits	U.S. dollar	62,441	5.0%	3,122	3,122
Short-term investments - Equity securities	U.S. dollar	240	5.0%	—	12
Short-term investments - Equity securities	Euro	8,278	5.0%	—	414
Short-term investments - Others	U.S. dollar	183,937	5.0%	9,197	9,197
Accounts receivable from card issuers	U.S. dollar	3,861	5.0%	—	193
Other accounts receivable	U.S. dollar	423	5.0%	21	21
Trade accounts payable	U.S. dollar	(41,788)	5.0%	(2,089)	(2,089)
Other accounts payable	U.S. dollar	(5,022)	5.0%	(251)	(251)

				10,000	10,619

The Group’s exposure to foreign currency changes for all other currencies is not material.

c)	Liquidity risk

Cash flow forecasting is performed in the operating entities of the Group and aggregated by the Group’s finance team. Group Finance monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs while maintaining sufficient headroom on its undrawn committed borrowing facilities at all times so that the Group does not breach borrowing limits or covenants (where applicable) on any of its borrowing facilities. Such forecasting takes into consideration the Group’s debt financing plans, covenant compliance, compliance with internal balance sheet ratio targets and, if applicable, external regulatory or legal requirements—for example, currency restrictions.

Surplus cash held by the operating entities over and above the balance required for working capital management is transferred to the Group’s treasury department. Group treasury department invests surplus cash in interest-earning bank accounts, time deposits, money market deposits and marketable securities, choosing instruments with appropriate maturities or sufficient liquidity to provide adequate margin as determined by the above-mentioned forecasts. At the balance sheet date, the Group held short term investments of R$ 201,762 that are expected to readily generate cash inflows for managing liquidity risk.

The table below analyzes the Group’s non-derivative financial liabilities and net-settled derivative financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet date to the contractual maturity date. Derivative financial liabilities are included in the analysis if their contractual maturities are essential for an understanding of the timing of the cash flows. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than one year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
At December 31, 2018
Accounts payable to clients	4,996,102	—	—	—
Trade accounts payable	117,836	—	—	—
Loans and financing	761,056	1,395	—	—
Obligation to FIDC senior quota holders	16,646	2,057,925	—	—
Other accounts payable	14,248	4,667
At December 31, 2017
Accounts payable to clients	3,637,510	—	—	—
Trade accounts payable	53,238	—	—	—
Loans and Financing	13,839	3,032	—	—
Obligation to FIDC senior quota holders	8,695	—	2,056,331	—
Other accounts payable	38,417	—	—	—

d)	Fraud risk

The Group’s exposure to operational risk from fraud is the risk that a misuse, or a wrongful or criminal deception will lead to a financial loss for one of the parties involved on a bankcard transaction. Fraud involving bankcards includes unauthorized use of lost or stolen cards, fraudulent applications, counterfeit or altered cards, and the fraudulent use of a cardholder’s bankcard number for card-not-present transactions.

While the costs of most fraud involving bankcards remain with either the issuing financial institution or the client, the Group is occasionally required to cover fraudulent transactions in the following situations:

•	Where clients also contract anti-fraud services rendered by the Group entities; or

•	Through the chargeback process if the Group does not follow the minimum procedures, including the timely communication to all involved parties about the occurrence of a fraudulent transaction.

e)	Collateral

The Group has pledged part of its accounts receivable from card issuers in order to fulfil the collateral requirements for the loan contract with private entity (Note 18 (e)).

(ii)	Financial instruments by category

a)	Assets as per statement of financial position

	Amortized cost	FVPL	FVOCI	Total
At December 31, 2018
Short-term investments	—	2,762,071	8,518	2,770,589
Accounts receivable from card issuers	—	—	9,244,608	9,244,608
Trade accounts receivable	44,616	—	—	44,616
Derivative financial instruments	—	1,195	—	1,195
Other accounts receivable	15,366	—	—	15,366

	59,982	2,763,266	9,253,126	12,076,374

	Loans and receivables	Assets at fair value through profit or loss	Assets available- for-sale	Total
At December 31, 2017
Short-term investments	—	157,238	44,524	201,762
Accounts receivable from card issuers	5,078,430	—	—	5,078,430
Trade accounts receivable	23,120	—	—	23,120
Assets held for sale	8,168	—	—	8,168

	5,109,718	157,238	44,524	5,311,480

b)	Liabilities as per statement of financial position

	Amortized cost	FVPL	Total
At December 31, 2018
Accounts payable to clients	4,996,102	—	4,996,102
Trade accounts payable	117,836	—	117,836
Loans and financing	762,451	—	762,451
Obligations to FIDC senior quota holders	2,074,571	—	2,074,571
Derivative financial instruments	—	586	586
Other accounts payable	14,248	—	14,248

	7,965,208	586	7,965,794

	Liabilities at amortized cost	Liabilities at fair value through profit or loss	Total
At December 31, 2017
Accounts payable to clients	3,637,510	—	3,637,510
Trade accounts payable	53,238	—	53,238
Loans and financing	16,871	—	16,871
Obligations to FIDC senior quota holders	2,065,026	—	2,065,026
Other accounts payable	38,417	—	38,417

	5,811,062	—	5,811,062

(iii)	Fair value estimation

a)	Fair value hierarchy

The Group uses the following hierarchy to determine and disclose the fair value of financial instruments through measurement technique:

•	Level I—quoted prices in active markets for identical assets or liabilities;

•	Level II—other techniques for which all inputs that have a significant effect on the recorded fair value are observable, either directly or indirectly; and

•	Level III—techniques using inputs that have a significant effect on the recorded fair value that are not based on observable market data.

For the years ended December 31, 2018 and 2017, there were no transfers between Level I and Level II fair value measurements and between Level II and Level III fair value measurements.

b)	Fair value measurement

The table below presents a comparison by class between book value and fair value of the financial instruments of the Group:

	2018			2017
	Book value	Fair value	Hierarchy level	Book value	Fair value	Hierarchy level
Financial assets
Cash and cash equivalents (1)	297,929	297,929	I	641,952	641,952	I
Short-term investments (1)	2,770,589	2,770,589	I/II	201,762	201,762	I/II
Accounts receivable from card issuers (2)	9,244,608	9,244,608	II	5,078,430	5,007,534	II
Trade accounts receivable (3)	44,616	44,616	II	23,120	23,120	II
Derivative financial instruments (4)	1,195	1,195	II	—	—
Other accounts receivable (3)	15,367	15,367	II	8,168	8,168	II

	12,374,304	12,374,304		5,953,432	5,882,536

Financial liabilities
Accounts payable to clients (4)	4,996,102	4,898,949	II	3,637,510	3,541,537	II
Trade accounts payable (3)	117,836	117,836	II	53,238	53,238	II
Loans and financing (5)	762,451	747,651	II	16,871	17,442	II
Obligations to FIDC senior quota holders (5)	2,074,571	2,045,397	II	2,065,026	2,028,521	II
Derivative financial instruments (4)	586	586	II	—	—
Other accounts payable (3)	18,916	18,916	II	38,417	38,417	II

	7,970,462	7,829,335		5,811,062	5,679,155

(1)	The carrying values of cash equivalents and short-term investments approximate their fair values due to their short-term nature.
(2)

Accounts receivable from card issuers are measured at FVOCI as they are held to collect contractual cash flows and can sell the receivable. Fair value is estimated by discounting future cash flows using market rates for similar items.

(3)

The carrying values of trade accounts receivable, other accounts receivable, trade accounts payable and other accounts payable are measured at amortized cost and are recorded at their original amount, less the provision for impairment and adjustment to present value, when applicable. The carrying values is assumed to approximate their fair values, taking into consideration the realization of these balances, and settlement terms do not exceed 60 days.

(4)

The Group enters into derivative financial instruments with financial institutions with investment grade credit ratings. Non-deliverable forward contracts are valued using valuation techniques, which employ the use of market observable inputs.

(5)

Accounts payable to clients, loans and financing, and obligations to FIDC senior quota holders are measured at amortized cost. Fair values are estimated by discounting future cash flows using weighted average cost of capital rate.

For disclosure purposes, the fair value of financial liabilities is estimated by discounting future contractual cash flows at the interest rates available in the market that are available to the Group for similar financial instruments. The effective interest rates at the balance sheet dates are usual market rates and their fair value does not significantly differ from the balances in the accounting records.

(iv)	Offsetting of financial instruments

Financial asset and liability balances are offset (i.e. reported in the consolidated statement of financial position at their net amount) only if the Company and its subsidiaries currently have a legally enforceable right to set off the recognized amounts and intend either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

As of December 31, 2018 and 2017, the Group has no financial instruments that meet the conditions for recognition on a net basis.

(v)	Capital management

The Group’s objectives when managing capital are to safeguard its ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders, to maintain an optimal capital structure to reduce the cost of capital, and to have resources available for optimistic opportunities.

In order to maintain or adjust the capital structure of the Group, management can make, or may propose to the shareholders when their approval is required, adjustments to the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce, for example, debt.

The Group monitors capital on the basis of the adjusted net cash / net debt. Adjusted net cash / net debt is calculated as adjusted cash (including cash and cash equivalents, short-term investments and accounts receivable from card issuers as shown in the consolidated statement of financial position), net of adjusted debt (including accounts payable to clients, current and non-current loans and financing and obligations to FIDC senior quota holders as shown in the consolidated statement of financial position).

The Group’s strategy is to keep a positive adjusted net cash. The adjusted net cash as of December 31, 2018 and 2017 was as follows:

	2018	2017
Cash and cash equivalents	297,929	641,952
Short-term investments	2,770,589	201,762
Accounts receivable from card issuers	9,244,608	5,078,430

Adjusted cash	12,313,126	5,922,144
Accounts payable to clients	(4,996,102)	(3,637,510)
Loans and financing	(762,451)	(16,871)
Obligations to FIDC senior quota holders	(2,074,571)	(2,065,026)

Adjusted debt	(7,833,124)	(5,719,407)

(=) Adjusted Net Cash	4,480,002	202,737

Although capital is managed considering the consolidated position, the subsidiaries Stone and MNLT maintain a minimum equity, within the working capital requirements for Accrediting Payment Institutions under the Brazilian Central Bank (“BACEN”) regulations, corresponding to at least 2% of the monthly average of the payment transactions in past 12 months. There is no requirement for compliance with a minimum equity for the other Group companies.